NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Chardan NexTech Acquisition 2 Corp (the “Company” or “Chardan”) is a blank check company incorporated in Delaware on June 23, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2022, the Company had not yet commenced any operations. All activity for the period from June 23, 2020 (Inception) through September 30, 2022 relates to the Company’s formation and initial public offering (“Initial Public Offering”) described below, and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement on Form S-1 (the “Registration Statement”) for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company consummated the Initial Public Offering of 11,000,000 units (the “Units” and, with respect to the common stock, par value $0.0001 per share, of the Company included in the Units sold, the “Public Shares”, and with respect to the warrants of the Company included in the Units sold, the “Public Warrants”), at $10.00 per Unit, generating gross proceeds of $110,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,361,456 warrants (the “Private Warrants”, together with the Public Warrants, the “Warrants”) at a price of $0.93 per Private Warrant in a private placement to Chardan NexTech 2 Warrant Holdings LLC, a Delaware limited liability company (“Warrant Holdings” or “Holdings”), an affiliate of Chardan NexTech Investments 2 LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $4,052,000, which is described in Note 4.

The Company had granted the underwriters in the Initial Public Offering a 45-day option to purchase up to 1,650,000 Units to cover over-allotments, if any (see Note 6). On August 16, 2021, the underwriters fully exercised the over-allotment option and, on August 18, 2021, purchased an additional 1,650,000 Units (the “Over-Allotment Units”) at a purchase price of $10.00 per Over-Allotment Unit, generating gross proceeds of $16,500,000.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 266,402 warrants (the “Over-Allotment Private Warrants”) at a purchase price of $0.93 per Over-Allotment Private Warrant in a private placement to the Holdings, generating gross proceeds of $247,500.

Following the closing of the Initial Public Offering and underwriters’ over-allotment option, an amount of $128,397,500 from the net proceeds of the sale of the Units and Over-Allotment Units and a portion of the proceeds from the sale of the Private Warrants and Over-Allotment Private Warrants was placed in a trust account (the “Trust Account”) and was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $1,080,140, consisting of $500,000 of cash underwriting fees and $580,140 of other offering costs.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.15 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Company had 12 months, or until August 13, 2022, from the closing of the Initial Public Offering to consummate an initial Business Combination. However, prior to such date, the Stockholders (as defined in this Note 1) approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”), to extend the date by which the Company must complete a Business Combination, as further discussed in this Note 1.

The initial stockholders have agreed to waive their redemption rights with respect to any shares they own in connection with the consummation of the initial Business Combination, including their Founder Shares and Public Shares that they purchase during or after the offering, if any. In addition, the initial stockholders have agreed to waive their rights to liquidating distributions with respect to their Founder Shares if the Company fails to consummate an initial Business Combination within 18 months (assuming both of the three-month extensions were executed) from the closing of this offering. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to receive liquidating distributions with respect to such Public Shares if the Company fails to consummate an initial Business Combination within the required time period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Business Combination Agreement

On May 15, 2022, Chardan entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Dragonfly Energy Corp., a Nevada corporation (“Dragonfly”), and Bronco Merger Sub, Inc., a Nevada corporation and a direct, wholly owned subsidiary of Chardan (“Merger Sub”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur:

(i)	at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with applicable provisions of the Nevada Revised Statutes (“NRS”) and the Delaware General Corporation Law (“DGCL”), Merger Sub will merge with and into Dragonfly, the separate corporate existence of Merger Sub ceased and Dragonfly was the surviving corporation and a wholly owned subsidiary of Chardan (the “Merger”);
(ii)	at the Closing, Chardan changed its name to “Dragonfly Energy Holdings Corp.” and is referred to herein as “New Dragonfly”;
(iii)	as a result of the Merger, among other things, all shares of capital stock of Dragonfly outstanding as of immediately prior to the effective time of the Merger were canceled in exchange for the right to receive shares of common stock, par value $0.0001 per share, of New Dragonfly (“New Dragonfly Common Stock”);
(iv)	as a result of the Merger, each Dragonfly option outstanding as of immediately prior to the effective time of the Merger converted into the right to receive a New Dragonfly option, subject to certain exceptions and conditions as set forth in the Merger Agreement;
(v)	at the Closing, 40,000,000 shares of New Dragonfly Common Stock became issuable to existing holders of Dragonfly capital stock or pursuant to the aforementioned converted options; and
(vi)

following the Closing, existing holders of Dragonfly capital stock will have the right to receive up to an aggregate of 40,000,000 additional shares of New Dragonfly Common Stock in three tranches as follows:

(A)

New Dragonfly shall issue 15,000,000 shares of New Dragonfly common stock in the aggregate, if, as disclosed in the Annual Report on Form 10-K for the fiscal year ending December 31, 2023 for New Dragonfly filed with the United States Securities and Exchange Commission (the “SEC”), New Dragonfly’s (x) total audited revenue for the year ended December 31, 2023 is equal to or greater than $250,000,000, and (y) audited operating income for the year ended December 31, 2023 is equal to or greater than $35,000,000;

(B)

New Dragonfly shall issue an additional 12,500,000 shares of New Dragonfly common stock, in the aggregate (the “Second Earnout”), if at any time during the period beginning on the Closing Date and ending on December 31, 2026, the VWAP of the New Dragonfly common stock over any 20 Trading Days (which may or may not be consecutive)

within any 30 consecutive Trading Day period is greater than or equal to $22.50 per share of New Dragonfly common stock (the “Second Milestone”); and

(C)

New Dragonfly shall issue an additional 12,500,000 shares of New Dragonfly common stock, in the aggregate (the “Third Earnout”), if at any time during the period beginning on the Closing Date and ending on December 31, 2028, the VWAP of the New Dragonfly common stock over any 20 Trading Days (which may or may not be consecutive) within any 30 consecutive Trading Day period is greater than or equal to $32.50 per share of New Dragonfly common stock (the “Third Milestone”).

Upon the occurrence of the Third Milestone, if the Second Milestone has yet to occur, the Second Milestone will be deemed to have occurred simultaneously with the Third Milestone and the holders of Dragonfly capital stock shall be entitled to receive the Second Earnout as if the Second Milestone had occurred on or prior to December 31, 2026, provided, however, that such date shall only occur once, if at all, and in no event shall such holders be collectively entitled to receive more than an aggregate of 40,000,000 additional shares of New Dragonfly Common Stock.

The Board of Directors of Chardan (the “Board”) has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of Chardan.

Upon the consummation of the business combination, the Board will be composed of seven members, five of whom will be designated by Dragonfly and two of whom will be designated by Chardan.

On May 15, 2022, concurrently with the execution of the Merger Agreement, Chardan entered into a subscription agreement (the “Subscription Agreement”) with the Sponsor (the “PIPE Investor”). Pursuant to and subject to the terms and conditions contained in the Subscription Agreement, the PIPE Investor has subscribed to purchase up to 500,000 shares of New Dragonfly Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of up to $5,000,000 (the “PIPE Investment”).

The Merger Agreement contains customary representations and warranties by Chardan, Merger Sub, and Dragonfly. The representations and warranties of the respective parties to the Merger Agreement generally will not survive the Closing.

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties to not initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) Dragonfly to prepare and deliver to Chardan certain audited and unaudited consolidated financial statements of Dragonfly, (iv) Chardan to prepare and file a proxy statement/registration statement on Form S-4 and take certain other actions to obtain the requisite approval of Chardan stockholders of certain proposals regarding the Merger, (v) the parties to use commercially reasonable efforts to obtain necessary approvals from governmental agencies and (vi) to the extent Closing has not occurred by August 10, 2022, then, pursuant to Chardan’s organizational documents, Chardan shall extend the deadline to consummate its initial business combination by an additional three months from the Termination Date (as defined in Chardan’s Amended and Restated Certificate of Incorporation as in effect on May 15, 2022) (such date, the “Extended Termination Date”); provided that if the Closing has not occurred by the date that is two business days prior to the Extended Termination Date, Chardan shall extend the deadline to consummate its initial business combination by an additional three months from the Extended Termination Date.

On July 12, 2022, the Company, Dragonfly and Merger Sub entered into that certain Amendment to the Agreement and Plan of Merger, between the Company, Dragonfly and Merger Sub (the “Amendment”), which amended the Merger Agreement to, among other things, reflect a $15 million increase in the consideration to be issued in the business combination in connection with Dragonfly entering into a Stock Purchase Agreement with THOR Industries, Inc. (“THOR”), dated as of July 12, 2022, whereby for $15 million in cash, THOR purchased 1,267,502 shares of Dragonfly common stock (the “THOR Investment”). In connection with the THOR Investment, THOR and Dragonfly will enter into a commercial arrangement pursuant to which (i) THOR and certain of THOR’s affiliates will, among other things, transition to lithium-ion batteries manufactured and sold by Dragonfly, and (ii) Dragonfly will, among other things, grant certain board observer rights (with customary limitations) to THOR. Other than as expressly modified by the Amendment, the Merger Agreement remains in full force and effect.

Special Meeting to Amend Charter and Investment Management Trust Agreement

On August 5, 2022, Chardan held a special meeting (the “Special Meeting”), at which holders of 11,331,512 shares of common stock of Chardan, par value $0.0001 per share (“Chardan Common Stock”), were present in person or by proxy, representing approximately 71.66% of the voting power of the 15,812,500 shares of Chardan Common Stock issued and outstanding entitled to vote at the Special Meeting at the close of business on July 11, 2022, which was the record date (the “Record Date”) for the Special Meeting. Stockholders of record as of the close of business on the Record Date are referred to herein as “Stockholders.”

At the Special Meeting, the Stockholders approved the proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to provide the Company’s officers, directors, initial stockholders and Chardan NexTech 2 Warrant Holdings, LLC (collectively, the “Insiders”) the ability to extend the date by which the Company must complete a business combination up to three (3) times for an additional one (1) month each time (for a maximum of three (3) one-month extensions) upon the deposit into the trust account (the “Trust Account”) by the Insiders, their affiliates or designees of $200,000 upon five days’ advance notice prior to August 13, 2022 (or such other applicable deadline) (the “Extension,” and such proposal, the “Charter Amendment”). On July 29, 2022, to effectuate the Charter Amendment, the board of directors of the Company (the “Board”) approved and adopted the Second Amended and Restated Memorandum and Articles of Association of the Company (the “Second A&R Charter”).

In connection with the Charter Amendment, Stockholders elected to redeem 9,556,652 shares of Chardan Common Stock, representing approximately 60.44% of the issued and outstanding shares of Chardan Common Stock and 75.55% of the issued outstanding Chardan Common Stock sold in the IPO, resulting in the distribution of $97,194,950 from the Trust Account to the redeeming Stockholders. Following such redemptions, approximately $31,460,579 remains in the Trust Account and 6,255,848 shares of Chardan Common Stock will remain issued and outstanding.

In addition, at the Special Meeting, the Stockholders approved the proposal to amend the Investment Management Trust Agreement, dated August 10, 2021 (the “Trust Agreement”), by and between the Company and Continental Stock Transfer & Company (the “Trustee”) to authorize the Extension and its implementation by the Company (the “Trust Amendment Proposal”). On July 29, 2022, to effectuate the Trust Amendment Proposal, the Board approved and adopted Amendment No. 1 to the Investment Management Trust Agreement (the “Trust Agreement Amendment”).

Other Agreements

The Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Registration Rights & Certain Restrictions on Transfer

The Merger Agreement contemplates that, at the Closing, New Dragonfly, Chardan NexTech Investments 2 LLC, a Delaware limited liability company (the “Sponsor”), Chardan’s initial stockholders, certain stockholders of Dragonfly and certain of each of their respective affiliates, as applicable, and the other parties thereto, will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which New Dragonfly will agree to register for resale, pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), certain shares of New Dragonfly Common Stock and other equity securities of New Dragonfly that are held by the parties thereto from time to time and the parties thereto will be provided with customary demand and piggyback registration rights. Additionally, the Registration Rights Agreement and the Bylaws of New Dragonfly contain certain restrictions on transfer with respect to (i) shares of New Dragonfly Common Stock and any other equity securities convertible into or exercisable or exchangeable for shares of New Dragonfly Common Stock held by the Dragonfly Stockholders immediately following the Closing (other than any shares purchased in the public market or in the PIPE Investment) and (ii) any Earnout Shares (as defined in the Merger Agreement) issued within six (6) months of the closing date and any shares of New Dragonfly Common Stock issued with respect to or in exchange for such Earnout Shares (the “Lock-up Shares”). Such restrictions begin at the Closing and end on the date that is six months after Closing.

Sponsor Support Agreement

On May 15, 2022, the Sponsor, Chardan and Dragonfly entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which, among other things, the Sponsor agreed to (i) vote in favor of the Merger Agreement and the transactions contemplated thereby and against any proposal that would reasonably be expected to result in (x) a breach of any of Chardan’s or Merger Sub’s covenants, agreements or obligations under the Merger Agreement or in any Ancillary Agreements or (y) any Closing conditions set forth in Section 9.1 or 9.3 or the Merger Agreement not being satisfied, (ii) retain and not redeem its holdings in Chardan prior to the Closing, (iii) be subject to certain transfer restrictions with respect to its holdings in Chardan and (iv) be bound by certain provisions of the Merger Agreement as if it were an original signatory thereto, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

Subscription Agreement

On May 15, 2022, concurrently with the execution of the Merger Agreement, Chardan entered into a subscription agreement (the “Subscription Agreement”) with the Sponsor (the “PIPE Investor”). Pursuant to and subject to the terms and conditions contained in the Subscription Agreement, the PIPE Investor has subscribed to purchase up to 500,000 shares of New Dragonfly Common Stock at a purchase price of $10.00 per share for an aggregate purchase price of up to $5,000,000 (the “PIPE Investment”).

As set forth in the Subscription Agreement, the PIPE Investor may purchase shares of the Chardan common stock, par value $0.0001 per share (“Chardan Common Stock”) in the open market, and reduce (i) its purchase price under the Subscription Agreement by an amount equal to the number of shares that the PIPE Investor purchased in the open market multiplied by the per share redemption amount received by public stockholders who elect to redeem their shares prior to the Closing and (ii) the number of shares it subscribed for by an amount equal to the number of Shares Subscriber purchased in the open market and not redeemed as contemplated above. The PIPE Investor agreed that it will not exercise its right to vote any shares it may purchase in the open market following the date of the Subscription Agreement and prior to the Closing, in connection with any vote to approve the Merger.

The PIPE Investment was consummated substantially concurrently with the Closing.

Debt Commitment Letter

On May 15, 2022, Chardan and Dragonfly entered into a commitment letter (the “Debt Commitment Letter”), with EICF Agent LLC (“EIP”) and CCM Investments 5 LLC, an affiliate of the Sponsor (“CCM 5”, and collectively with EIP, the “Initial Lenders”), pursuant to which the Initial Lenders have agreed to provide Dragonfly with a senior secured term loan facility in an aggregate principal amount of $75,000,000 (the “Term Loan Facility”) subject to the satisfaction of a number of specified conditions set forth in the Debt Commitment Letter. CCM 5 intends to backstop its commitment under the Debt Commitment Letter by entering into a backstop commitment letter (the “Backstop Commitment Letter”) with certain third party financing sources prior to the Closing Date.

The proceeds of the Term Loan Facility will be used (i) to support the Merger, (ii) to repay all outstanding PIUS Debt and other obligations of Dragonfly, (iii) to pay for fees and expenses in connection with the foregoing, (iv) to provide additional growth capital and (v) for other general/corporate purposes. The Term Loan Facility must be fully drawn on the Closing Date, will mature four years from the Closing Date and will be subject to quarterly amortization of 5% per annum beginning 24 months after the Closing Date. Chardan will be a guarantor under the Term Loan Facility.

As part of the consideration for the Term Loan Facility, New Dragonfly will also issue to the Initial Lenders (but not CCM 5 to the extent it has not backstopped its commitment pursuant to the Backstop Commitment Letter) on the Closing Date: (i) penny warrants (the “Penny Warrants”) exercisable to purchase 3.6% of New Dragonfly’s common stock on a fully-diluted basis, calculated as of the Closing Date, and (ii) warrants (the “$10 Per Share Warrants”) exercisable to purchase 1.6 million shares of New Dragonfly’s common stock at $10 per share. The Penny Warrants will have an exercise period of ten years from the date of issuance. The $10 Per Share Warrants will have an exercise period of five years from the date of issuance and will have customary cashless exercise provisions. The warrants will have standard anti-dilution protections. The shares of New Dragonfly common stock issuable upon exercise of the warrants shall have customary registration rights requiring New Dragonfly to file and keep effective a registration statement registering the resale of such shares.

Equity Facility Letter Agreement

On May 15, 2022, Chardan, Dragonfly and CCM 5 (the “Equity Facility Investor”) entered into a letter agreement (together with the Summary of Indicative Terms attached as an exhibit thereto, the “Equity Facility Letter Agreement”) pursuant to which Chardan and Dragonfly agreed to enter into definitive documentation (the “Equity Facility Definitive Documentation”) to establish a committed equity facility (the “Equity Facility”) prior to the Closing. The Equity Facility Definitive Documentation will contain terms that are consistent with the Equity Facility Letter Agreement and customary for documentation of this nature. Pursuant to and subject to the conditions to be set forth in the Equity Facility Definitive Documentation, New Dragonfly will have the right from time to time at its option to direct the Equity Facility Investor to purchase up to a specified maximum amount of shares of New Dragonfly common stock, up to a maximum aggregate purchase price of $150,000,000 over the 36-month term of the Equity Facility Letter Agreement.

The foregoing descriptions of the Merger Agreement, form of the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter and the Equity Facility Letter Agreement and the transactions and documents contemplated thereby are not complete and are subject to and qualified in their entirety by reference to the Merger Agreement, form of the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter and the Equity Facility Letter Agreement, copies of which were filed on Form 8-K, as filed on May 16, 2022.

The Merger Agreement, the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter and the Equity Facility Letter Agreement have been included to provide investors with information regarding their terms. They are not intended to provide any other factual information about Chardan, Dragonfly, or their affiliates. The representations, warranties, covenants and agreements contained in the Merger Agreement, the Registration Rights Agreement, the Sponsor Support Agreement, the Registration Rights Agreement, the Subscription Agreement, the Debt Commitment Letter and the Equity Facility Letter Agreement and the other documents related thereto were made only for purposes of such agreements as of the specific dates therein, were solely for the benefit of the parties to the Merger Agreement, the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter and the Equity Facility Letter Agreement, as applicable, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the Merger Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter or the Equity Facility Letter Agreement, as applicable, instead of establishing these matters as facts, and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors. Investors are not third-party beneficiaries under the Merger Agreement, the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter or the Equity Facility Letter Agreement and should not rely on the representations, warranties, covenants and agreements or any descriptions thereof as characterizations of the actual state of facts or condition of the parties thereto or any of their respective subsidiaries or affiliates. Moreover, information concerning the subject matter of representations and warranties may change after the date of the Merger Agreement, the Registration Rights Agreement, the Sponsor Support Agreement, the Subscription Agreement, the Debt Commitment Letter or the Equity Facility Letter Agreement, as applicable, which subsequent information may or may not be fully reflected in Chardan’s public disclosures.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these unaudited condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed consolidated financial statements.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Chardan NexTech Acquisition 2 Corp (the “Company”) is a blank check company incorporated in Delaware on June 23, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2021, the Company had not commenced any operations. All activity for the year ended December 31, 2021 and for the period from June 23, 2020 (inception) through December 31, 2020 relates to the Company’s formation and initial public offering (“Initial Public Offering”) described below, and, subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement on Form S-1 (the “Registration Statement”) for the Company’s Initial Public Offering was declared effective on August 10, 2021. On August 13, 2021, the Company consummated the Initial Public Offering of 11,000,000 units (the “Units” and, with respect to the common stock, par value $0.0001 per share, of the Company included in the Units sold, the “Public Shares”, and with respect to the warrants of the Company included in the Units sold, the “Public Warrants”), at $10.00 per Unit, generating gross proceeds of $110,000,000, which is discussed in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,361,456 warrants (the “Private Warrants”, together with the Public Warrants, the “Warrants”) at a price of $0.93 per Private Warrant in a private placement to Chardan NexTech 2 Warrant Holdings LLC, a Delaware limited liability company (“Holdings”), an affiliate of Chardan NexTech Investments 2 LLC, a Delaware limited liability company (the “Sponsor”), generating gross proceeds of $4,052,000, which is described in Note 4.

The Company had granted the underwriters in the Initial Public Offering a 45-day option to purchase up to 1,650,000 Units to cover over-allotments, if any (see Note 6). On August 16, 2021, the underwriters fully exercised the over-allotment option and, on August 18, 2021, purchased an additional 1,650,000 Units (the “Over-Allotment Units”) at a purchase price of $10.00 per Over-Allotment Unit, generating gross proceeds of $16,500,000.

Simultaneously with the closing of the exercise of the over-allotment option, the Company consummated the sale of 266,402 warrants (the “Over-Allotment Private Warrants”) at a purchase price of $0.93 per Over-Allotment Private Warrant in a private placement to the Holdings, generating gross proceeds of $247,500.

Following the closing of the Initial Public Offering and underwriters’ over-allotment option, an amount of $128,397,500 from the net proceeds of the sale of the Units and Over-Allotment Units and a portion of the proceeds from the sale of the Private Warrants and Over-Allotment Private Warrants was placed in a trust account (the “Trust Account”) and was invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Transaction costs related to the issuances described above amounted to $1,080,140, consisting of $500,000 of cash underwriting fees and $580,140 of other offering costs.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account ($10.15 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The Public Shares subject to redemption was recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 either prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its amended and restated certificate of incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the above, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the amended and restated certificate of incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Company will have 12 months, or August 13, 2022, from the closing of the Initial Public Offering to consummate an initial Business Combination. However, if the Company anticipates that it may not be able to consummate an initial Business Combination within 12 months, the Company’s insiders or their affiliates may, but are not obligated to, extend the period of time to consummate a Business Combination up to two times by an additional three months each time (for a total of up to 18 months, or February 13, 2023, to complete a Business Combination). If the Company is unable to consummate an initial Business Combination within the above time period, the Company will distribute the aggregate amount then on deposit in the Trust Account, pro rata to the Company’s public stockholders, by way of the redemption of their shares and thereafter cease all operations except for the purposes of winding up of the Company’s affairs. In such event, the warrants will expire and be worthless.

The initial stockholders have agreed to waive their redemption rights with respect to any shares they own in connection with the consummation of the initial Business Combination, including their Founder Shares and Public Shares that they purchase during or after the offering, if any. In addition, the initial stockholders have agreed to waive their rights to liquidating distributions with respect to their Founder Shares if the Company fails to consummate an initial Business Combination within 18 months (assuming both of the three-month extensions were executed) from the closing of this offering. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to receive liquidating distributions with respect to such Public Shares if the Company fails to consummate an initial Business Combination within the required time period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.15 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

As of December 31, 2021, the Company had $799,808 in cash held outside of the Trust Account and working capital of $988,186. The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. In connection with our assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements — Going Concern,” the Company has until February 13, 2023 to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the liquidity condition and mandatory liquidation, should a Business Combination not occur, and potential subsequent dissolution raises substantial doubt about its ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after February 13, 2023.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company's financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

New Dragonfly
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 – NATURE OF BUSINESS

Dragonfly Energy Corp., (the “Company”), was organized as a limited liability company in the State of Nevada on October 15, 2012. The Company was reorganized as a corporation under the laws of the State of Nevada on April 11, 2016. The Company sells lithium-ion battery packs for use in a wide variety of applications. The company sells to distributors under the Dragonfly Energy Corp name, and sells direct to consumers under the trade name Battleborn Batteries. In addition, the Company develops technology for improved lithium-ion battery manufacturing and assembly methods.

NOTE 1 — NATURE OF BUSINESS

Dragonfly Energy Corp., (the “Company”), was organized as a limited liability company in the State of Nevada on October 15, 2012. The Company was reorganized as a corporation under the laws of the State of Nevada on April 11, 2016. The Company sells lithium-ion battery packs for use in a wide variety of applications. The Company sells to distributors under the Dragonfly Energy Corp name and sells direct to consumers under the trade name Battleborn Batteries. In addition, the Company develops technology for improved lithium-ion battery manufacturing and assembly methods.